Other Current Liabilities	12 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
14.	OTHER CURRENT LIABILITIES

Other current liabilities consisted of the following:

	June 30, 2020	June 30, 2019

Accrued payroll and welfare	$51,709	$51,092
Accrued rental expenses	-	42,519
Payable for leasehold improvements	4,190	24,593
Other tax payable	11,353	5,737
Others	1,327	6,042
	$68,579	$129,983